Intangible Assets - Aggregate Amortizations (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INTANGIBLE ASSETS [Abstract]
2015	$ 17,032
2016	13,098
2017	13,389
2018	13,073
2019	10,052
2020 and thereafter	7,411
Total	$ 74,055	$ 119,405	$ 160,479